Financial Instruments - Summary of Interest Rate Sensitivity Analysis (Details) - Interest rate risk [member] - Variable interest rate financial liabilities [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure in tabular form of interest rate sensitivity analysis impact on profit before tax [line items]
Variable-rate financial liabilities +100	$ (186)	$ (65)
Variable-rate financial liabilities -100	$ 186	$ 65